Senior Debt (Details Narrative) (10K) - USD ($)		3 Months Ended		12 Months Ended
	Aug. 21, 2015	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Payment of principal and accrued interest	$ 1,676,954
Payment of credit		$ 3,000,000		$ 3,000,000
Net profit interest		$ 18,577	$ 7,988	57,094	$ 107,340
Accrued profit interest fully paid, net				$ 57,094
BFG Loan Holdings, LLC [Member]
Loan repayment term		10 years		10 years
IEC SPV, LLC [Member]
Net profit percentage		20.00%		20.00%